Note 7 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31, 2013	December 31, 2012
Office equipment	$436,051	$522,745
Leasehold improvements	123,278	148,759
Vehicles	17,992	17,992
	577,321	689,496
Less: Accumulated depreciation and amortization	(563,467)	(642,619)
	$13,854	$46,877